Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of intangible assets

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Software development costs	4,930,690	4,930,690	3,810,131
Accumulated amortization	(1,655,604)	(2,122,440)	(1,640,090)
Intangible assets, net of accumulated amortization	3,275,086	2,808,250	2,170,041

Schedule of estimated amortization expense

Based on the carrying value of definite-lived intangible assets as of June 30, 2026, the Company estimates its amortization expense for following periods will be as follows:

Amortization expense
S$
Six months ending December 31, 2026	466,835
Year ending December 31, 2027	877,791
Year ending December 31, 2028	668,082
Year ending December 31, 2029	506,688
Year ending December 31, 2030	288,854
Total amortization expense	2,808,250